BUSINESS SEGMENT INFORMATION (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 segment	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Information
Number of primary business segments									3
Revenue recognition
Sales	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	128,022,000	113,508,000	106,633,000	95,867,000
Assets	1,026,317,000				966,524,000				1,026,317,000	966,524,000	871,519,000	763,573,000
Depreciation and amortization									22,857,000	22,341,000	14,469,000	15,586,000
Expenditures for long-lived assets									14,226,000	8,728,000	6,878,000	5,332,000
Transportation Systems
Revenue recognition
Sales									513,500,000	427,100,000	383,000,000	314,300,000
Operating income									76,300,000	66,900,000	51,800,000	56,400,000
Assets	269,900,000				169,800,000				269,900,000	169,800,000	163,100,000	173,100,000
Depreciation and amortization									3,700,000	3,600,000	3,500,000	2,400,000
Expenditures for long-lived assets									2,700,000	2,200,000	1,800,000	1,200,000
Sales to TfL									178,700,000	170,200,000	144,200,000	115,200,000
MSS and CDS Segments
Revenue recognition
Sales to U.S. government agencies									685,500,000	728,200,000	679,400,000	608,400,000
Defense Systems
Revenue recognition
Sales									375,400,000	390,700,000	368,200,000	287,500,000
Operating income									34,600,000	29,800,000	31,600,000	19,900,000
Assets	122,500,000				144,000,000				122,500,000	144,000,000	161,700,000	162,700,000
Depreciation and amortization									5,500,000	5,400,000	4,800,000	6,000,000
Expenditures for long-lived assets									8,900,000	5,500,000	4,400,000	3,300,000
Mission Support Services
Revenue recognition
Sales									491,400,000	476,500,000	4,449,000	420,600,000
Operating income									21,900,000	23,900,000	27,900,000	25,900,000
Assets	212,800,000				213,000,000				212,800,000	213,000,000	124,100,000	141,200,000
Depreciation and amortization									12,500,000	12,300,000	5,200,000	6,200,000
Expenditures for long-lived assets									1,100,000	300,000	300,000
Other
Revenue recognition
Sales									1,100,000	1,300,000	2,100,000	3,500,000
Unallocated corporate expenses and other
Revenue recognition
Operating income									(4,800,000)	(7,100,000)	(4,700,000)	(6,300,000)
Corporate and other
Revenue recognition
Assets	421,100,000				439,700,000				421,100,000	439,700,000	422,600,000	286,600,000
Depreciation and amortization									1,200,000	1,000,000	1,000,000	1,000,000
Expenditures for long-lived assets									$ 1,500,000	$ 700,000	$ 400,000	$ 800,000